Revenue recognition - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Reserve income	$ 634,274	$ 423,263	$ 1,192,185	$ 782,902	$ 1,661,084	$ 1,430,606	$ 735,885
Subscription and services	17,784	5,000	36,495	6,001
Transaction revenue	5,825	226	7,451	644
Treasury Services					0	0	7,509
Transaction services					6,013	9,896	21,885
Integration Services					6,000	6,990	1,022
Other	195	1,541	520	5,577	3,156	2,974	5,751
Total other revenue	23,804	6,767	44,466	12,222	15,169	19,860	36,167
Total revenue and reserve income	$ 658,078	$ 430,030	$ 1,236,651	$ 795,124	$ 1,676,253	$ 1,450,466	$ 772,052